Consolidated statements of cash flows (Supplemental Disclosures) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents consist of:
Cash	$ 9,325	$ 24,055
Term deposits
Cash and cash equivalents	$ 9,325	$ 24,055